Benefit Plans - Change in Benefit Obligation, Change in Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Change in fair value of plan assets:
Beginning fair value	$ 83	$ 83
Other, includes translation	(6)	1
Ending fair value	78	83
Amounts recognized in the Consolidated Balance Sheets at September 30:
Long-term Employee Benefit Obligations	(1,009)	(805)
Pension Plans [Member]
Change in benefit obligation:
Beginning obligation	2,076	2,308
Service cost	71	84	75
Interest cost	93	87	91
Plan amendments	(1)	(23)
Benefits paid	(142)	(153)
Actuarial (gain) loss	318	(217)
Settlements	(7)	(13)
Other, includes translation	(42)	5
Balance obligation	2,366	2,076	2,308
Change in fair value of plan assets:
Beginning fair value	1,785	1,573
Actual return on plan assets	119	200
Employer contribution	104	174
Benefits paid	(142)	(153)
Settlements	(7)	(13)
Other, includes translation	(29)	3
Ending fair value	1,829	1,785	1,573
Funded Status at September 30:
Unfunded benefit obligation	(537)	(292)
Amounts recognized in the Consolidated Balance Sheets at September 30:
Other	3	12
Salaries, wages and related items	(8)	(6)
Long-term Employee Benefit Obligations	(531)	(299)
Net amount recognized	(537)	(292)
Amounts recognized in Accumulated other comprehensive (loss) income before income taxes at September 30:
Net transition asset
Prior service credit	119	133
Net actuarial loss	(1,030)	(774)
Net amount recognized	(911)	(641)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Beginning obligation	243	267
Service cost	3	6	6
Interest cost	9	10	13
Plan amendments	(37)
Benefits paid	(24)	(28)
Actuarial (gain) loss		(21)
Settlements
Other, includes translation	6	8
Balance obligation	201	243	267
Change in fair value of plan assets:
Beginning fair value
Actual return on plan assets
Employer contribution
Benefits paid	(24)	(28)
Settlements
Other, includes translation
Ending fair value
Funded Status at September 30:
Unfunded benefit obligation	(201)	(243)
Amounts recognized in the Consolidated Balance Sheets at September 30:
Other
Salaries, wages and related items	(16)	(18)
Long-term Employee Benefit Obligations	(184)	(225)
Net amount recognized	(201)	(243)
Amounts recognized in Accumulated other comprehensive (loss) income before income taxes at September 30:
Net transition asset
Prior service credit	42	9
Net actuarial loss	(44)	(46)
Net amount recognized	$ (2)	$ (37)